Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
2 2 .	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018 and 2019:

Name of related parties	Relationship with the Group
Jimu Group
An entity and its certain subsidiaries that have a high percentage of common shareholders with the Group and share three common board members as of December 31, 2018 and two common board members as of December 31, 2019.

BBAE Holdings Limited	An entity which has two common directors of the Board of Directors with the Company who can significantly influence both the entity and the Company

BBAE Advisors LLC	An entity which is a wholly owned subsidiary of BBAE Holdings Limited

Beijing Liangduo Science and Technology Co. Ltd. (“Beijing Liangduo”)	An entity which the Group holds 18% equity interests

Changsha Liangduo Business Consulting Co., Ltd (“Changsha Liangduo”)	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 100% equity interests

(a).	The Group entered into the following transactions with related parties:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive (loss)/income
- Cost and expenses allocated from Jimu Group (see Note 1.(b))	102,263	48,687	24,994
- Service cost charged by Jimu Group (1)	194,294	529,593	200,163
- Collection service fees charged by Beijing Liangduo and Changsha Liangduo	7,986	58,192	6 3 ,4 00
- Interest income from loans to Jimu Group (3)(4)	—	—	(43,156)
- Interest expense on borrowings from Jimu Group (5)	—	4,094	213

(ii) Operating transactions
- Technical service fee collected by Jimu Group on behalf of the Group (2)	—	—	(64,078)
- Payment for guarantee deposit to Jimu Group (1)	—	—	(100,269)
- Loan interests collected from Jimu Group (4)	—	—	3,310
- Borrowing interests paid to Jimu Group (5)	—	(2,259)	(2,047)
- Share-based compensation awards to employees of Jimu Group	—	—	(34,684)

(iii) Financing/Investing transactions
- Net cash advances to Jimu Group (3)	—	(445,319)	(697,754)
- Principal of loans provided to Jimu Group (4)	—	(52,048)	(137,000)
- Principal of loans collected from Jimu Group (4)	—	52,048	122,000
- Principal of borrowings proceed from Jimu Group (5)	29,270	26,711	—
- Principal of borrowings repaid to Jimu Group (5)	—	(32,150)	(23,831)
- Equity transfer consideration paid to Jimu Group (6)	—	—	(23,000)
- Acquisition of Ganzhou Aixin Micro Finance from Jimu Group (see - Note 4.(i))	—	—	(230,000)

(1) The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group relative service fee. The accumulative service fee due to Jimu Group of RMB959,073 was used to reduce the amounts due from Jimu Group pursuant to a series of offsetting agreements executed in July 2019.
The Group entered into an information service cooperation agreement with Jimu Group on July 19, 2019. Pursuant to the agreement, the Group provides guarantee to individual investors for loans that the Group has referred and funded through Jimu Group. The guarantee deposit cooperation was terminated on January 1, 2020.
(2) As of December 31, 2019, the Group had balances of receivables from Yunnan Shiyin Financing Guarantee Co., Ltd. (“Yunnan Shiyin”), a third party, for technical service fee, consultancy fee collected on behalf of the Group from borrowers and other receivables of RMB7,495, RMB55,583 and RMB1,000, respectively. Yunnan Shiyin also carried out business with Jimu Group. Pursuant to the debtor-creditor relationship transfer agreement entered into between Yunnan Shiyin, Jimu Group and the Group dated December 31, 2019, the debtor of these balances was transferred from Yunnan Shiyin to Jimu Group in its entirety. The Group therefore reclassified the total outstanding balance of RMB64,078 to amounts due from related parties as of December 31, 2019.
(3) For the years ended December 31, 2018 and 2019, the Group made a series of cash advances in both U.S dollars and Renminbi to Jimu Group. In 2019, the Group and Jimu Group entered into a series of agreements to settle the accumulative net cash advance balances, and the unsettled balances were turned into an U.S. dollar-denominated loan principal with interest rate at 3.5% per annum, maturing on January 31, 2020 and RMB denominated loan principals with interest rate at 11% per annum, maturing on January 31, 2022.
(4) The Group provided short term loans to Jimu Group with no interest in 2018 and with an interest rate of 7% per annum in 2019, respectively.
(5) The short-term and long-term borrowings from Jimu Group in 2017 bear interest rates of 12% per annum. The short-term borrowings from Jimu Group in 2018 bear interest rates ranging from 12.00% to 12.13% per annum and mature in 2019.
(6) In 2019, the Group made payments of RMB13,000 to Jimu Group for settlement of equity interest acquired in connection with the Reorganization. The Group also paid RMB10,000 to Jimu Group to acquire 100% equity interest of Qilehui Credit Investigation Co., Ltd. (“Qilehui”). As of December 31, 2019, the amount was recognized as prepayment because the Group obtained no control or significant influence over Qilehui pursuant to two subsequent agreements.

(b).	The Group has the following balances with related parties:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties – current:

Amounts due from Jimu Group	475,005	748,427
Amounts due from other related parties	421	64

Total current amounts due from related parties	475,426	748,491

Allowance for credit losses	—	(748,427)

Total current amounts due from related parties, net	475,426	64

Amounts due from Jimu Group – noncurrent	—	117,589

Allowance for credit losses	—	(107,589)

Total noncurrent amounts due from related parties, net	—	10,000

Amounts due to related parties – current:

Amounts due to Jimu Group	89,453	4,503
Amounts due to other related parties	7,143	5,688

Total	96,596	10,191

The movement of the allowance for credit losses for the years ended December 31, 2018 and 2019 consist of the following:

	For the year ended December 31,
	2018	2019
	RMB	RMB
Balance at beginning of the year	—	—
Additions	—	890,700
Charge-offs*	—	(34,684)

Balance at end of the year	—	856,016

As of December 31, 2019, except the prepaid consideration for acquisition of Qilehui with an amount of RMB10,000, the Group determined that RMB748,427 of the current amounts and RMB107,589 of the noncurrent amounts due from Jimu Group were unrecoverable since Jimu Group was insolvent and in February 2020, Jimu Group announced its exit from online lending platform business pursuant to the relative regulations. There are significant outstanding balances on its platform unpaid to investors, which has priority to any other debts including the balance due to the Group. As a result, RMB 856,016 provision was made to these balances.

*	The amount due from Jimu Group resulting from the share-based compensation awards to employees of Jimu Group was wrote off as of December 31, 2019 as the Group waived this balance.